Taxes on Income - Schedule of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Permanent differences	1.00%	1.00%
Exchange rate differences		(3.00%)	(3.00%)
Change in valuation allowance	(24.00%)	(21.00%)	(20.00%)
Effective tax rate